Segment reporting	9 Months Ended
Sep. 30, 2021
Segment reporting [Abstract]
Segment reporting
Note 3 – Segment reporting
Since DHT’s business is limited to operating a fleet of crude oil tankers, management has organized the entity as one segment based upon the service provided. Consequently, the Company has one operating segment as defined in IFRS 8, Operating Segments.
The below table details the Company’s shipping revenues:
$ in thousands	Q3 2021	Q3 2020	9M 2021	9M 2020
Time charter revenues*	28,576	51,835	119,420	126,168
Voyage charter revenues	30,519	90,362	92,598	473,878
Shipping revenues	59,095	142,196	212,018	600,046
*The portion of time charter revenue related to technical management services, equaling $8.8 million in the third quarter of 2021, $8.9 million in the third quarter of 2020, $30.8 million in the first three quarters of 2021 and  $19.2 million in the first three quarters of 2020 is recognized in accordance with IFRS 15 Revenue from Contracts with Customers. The remaining portion of time charter revenue is recognized in accordance with IFRS 16 Leases.
As of September 30, 2021, the Company had 26 vessels in operation; 8 vessels were on time charters and 18 vessels operating in the spot market.
Information about major customers:
For the period from July 1, 2021 to September 30, 2021 five customers represented $7.7 million, $7.7 million, $7.5 million, $5.7 million, and $5.7 million, respectively, of the Company’s total revenues. The five customers in aggregate represented $34.3 million, equal to 56 percent of the total revenue of $59.1 million for the period from July 1, 2021 to September 30, 2021.
For the period from January 1, 2021 to September 30, 2021 five customers represented $24.6 million, $24.5 million, $24.2 million, $19.8 million and $16.6 million, respectively, of the Company’s revenues. The five customers in aggregate represented $109.7 million, equal to 52 percent of the total revenue of $212.0 million for the period from January 1, 2021 to September 30, 2021.
For the period from July 1, 2020 to September 30, 2020 five customers represented $17.6 million, $15.2 million, $13.5 million, $11.4 million and $9.2 million, respectively, of the Company’s revenues. The five customers in aggregate represented $67.0 million, equal to 47 percent of the total revenue of $142.2 million for the period from July 1, 2020 to September 30, 2020.
For the period from January 1, 2020 to September 30, 2020 five customers represented $69.1 million, $50.2 million, $50.1 million, $34.4 million and $30.6 million, respectively, of the Company’s revenues. The five customers in aggregate represented $234.3 million, equal to 39 percent of the total revenue of $600.0 million for the period from January 1, 2020 to September 30, 2020.